Related Parties - Summary of Key Management Personnel Compensation (Parenthtical) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term benefits	$ 2,861,645	$ 3,389,580
Share-based compensation costs	$ 3,088,053	1,879,459
Acasti
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term benefits		735,244
Share-based compensation costs		$ 444,556